PHOENIX EQUITY SERIES FUND
           Supplement dated September 15, 2006 to the Prospectus dated
              December 31, 2005, as supplemented January 11, 2006,
                      February 17, 2006 and April 12, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("Phoenix") replaced Engemann Asset Management ("Engemann") as adviser to the PHOENIX GROWTH & INCOME FUND. Phoenix and Engemann are affiliated investment advisers. The portfolio manager for the fund will continue in his current role. The fund's investment objective and investment strategies are not affected by this change. The investment management fee paid by the fund remains unchanged.

The adviser manages the fund's investment program, the general operations of the fund and the day-to-day management of the fund's portfolio.

The fund's prospectus is hereby supplemented by the addition of the following information about Phoenix:

         Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, Phoenix had approximately $29.4 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

All references in the fund's prospectus to Engemann as adviser are hereby revised to reference Phoenix as adviser.

The biographical information for Mr. Colton under the heading "Portfolio Management" is hereby supplemented by adding that he is Senior Vice President and Senior Portfolio Manager of Phoenix (since June 2006).



     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

PXP 2089/PIC Change-G&I (09/06)


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                           PHOENIX EQUITY SERIES FUND
             Supplement dated September 15, 2006 to the Statement of
                 Additional Information dated December 31, 2005,
                        as supplemented January 11, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("PIC") replaced Engemann Asset Management ("Engemann") as adviser for the PHOENIX GROWTH & INCOME FUND. PIC and Engemann are affiliated investment advisers.

The fund's Statement of Additional Information ("SAI") is hereby supplemented by the addition of the following information about Phoenix:

         Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, PIC had approximately $29.4 billion in assets under management. PIC has acted as an investment adviser for over 70 years.

All references in the fund's Statement of Additional Information to Engemann as advisor are hereby revised to reference PIC as advisor.

The investment management fee remains unchanged.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 2005B/PIC Change-G&I (09/06)